SHARE-BASED COMPENSATION - Summary of Assumptions Used to Estimate Fair Value of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2013 2011 Share Incentive Plan [Member]	Dec. 31, 2012 2011 Share Incentive Plan [Member]	Dec. 31, 2011 2006 Share Incentive Plan [Member]	Dec. 31, 2013 MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected stock price volatility	65.50%	67.82%	81.87%	45.00%
Risk-free interest rate	0.82%	1.01%	2.07%	3.73%
Expected average life of options (years)	5 years 1 month 6 days	5 years 1 month 6 days	5 years 1 month 6 days	5 years